Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 9,368	$ 9,709	$ 8,205
Interest cost	6,830	6,567	6,361
Expected return on Plans’ assets	(7,319)	(6,400)	(5,512)
Amortization of prior service cost	0	172	104
Amortization of net actuarial loss	91	(131)	(147)
Amortization of net actuarial loss	4,483	4,107	1,988
Total net periodic benefit cost	13,453	14,024	10,999
Accumulated benefit obligation	164,696	167,667	144,682
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	214	299
Interest cost	88	117
Amortization of prior service cost	0	12
Total net periodic benefit cost	$ 302	$ 428